OPERATING LEASES (Details) - Schedule of future minimum non-cancelable rental income	Jul. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
2026	$ 14,616,687
2027	12,901,397
2028	12,098,768
2029	10,702,365
2030	7,484,052
After 2030	25,345,200
Total	83,148,469
Company Owned Property [Member]
Property, Plant and Equipment [Line Items]
2026	9,532,921
2027	8,331,404
2028	7,574,026
2029	7,002,009
2030	5,205,610
After 2030	17,326,624
Total	54,972,594
Leased Property [Member]
Property, Plant and Equipment [Line Items]
2026	5,083,766
2027	4,569,993
2028	4,524,742
2029	3,700,356
2030	2,278,442
After 2030	8,018,576
Total	$ 28,175,875